Property, equipment and software (Tables)	12 Months Ended
Dec. 31, 2017
Notes Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 14 Property, equipment and software

At historical cost less accumulated depreciation
CHF million	Own-used properties	Leasehold improvements	IT hardware and communication	Internally generated software	Purchased software	Other machines and equipment	Projects in progress	31.12.17	31.12.16
Historical cost
Balance at the beginning of the year	7,732	3,469	1,521	3,037	408	866	1,125	18,159	17,847
Additions	48	21	118	1	49	14	1,353	1,604	1,788
Disposals / write-offs[1]	(39)	(295)	(115)	(87)	(32)	(53)	0	(622)	(1,104)
Reclassifications	(15)	136	45	1,220	(5)	27	(1,455)	(46)[6]	(200)
Foreign currency translation	(2)	(41)	4	(12)	1	(14)	0	(65)	(172)
Balance at the end of the year	7,723	3,291	1,574	4,159	421	840	1,023	19,030	18,159
Accumulated depreciation
Balance at the beginning of the year	4,300	2,132	1,027	1,542	233	594	0	9,828	10,153
Depreciation	167	199	179	347	61	61	0	1,015	959
Impairment[2]	(2)	8	4	7	1	1	0	18	26
Disposals / write-offs[1]	(39)	(292)	(112)	(86)	(32)	(52)	0	(614)	(1,090)
Reclassifications	(9)	5	(1)	0	0	0	0	(5)[6]	(146)
Foreign currency translation	(2)	(35)	6	(3)	3	(9)	0	(40)	(75)
Balance at the end of the year	4,414	2,017	1,103	1,807	266	595	0	10,201	9,828

Net book value
Net book value at the beginning of the year	3,432	1,337	495	1,495	175	272	1,125	8,331	7,695
Net book value at the end of the year[3,4]	3,309	1,274	471	2,352	155	245	1,023[5]	8,829	8,331
1 Includes write-offs of fully depreciated assets. 2 Impairment charges recorded in 2017 relate to assets for which the recoverable amount was determined based on value-in-use. Recoverable amounts for these impaired assets were not material as of 31 December 2017. 3 As of 31 December 2017, contractual commitments to purchase property in the future amounted to approximately CHF 0.3 billion (31 December 2016: approximately CHF 0.3 billion). 4 Includes CHF 28 million related to leased assets, mainly IT hardware and communication. 5 Consists of CHF 791 million related to Internally generated software, CHF 197 million related to Own-used properties and CHF 35 million related to Leasehold improvements. 6 Reflects reclassifications to Properties held for sale (CHF 40 million on a net basis) of properties sold in 2017.

UBS AG
Notes Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 14 Property, equipment and software

At historical cost less accumulated depreciation
CHF million	Own-used properties	Leasehold improvements	IT hardware and communication	Internally generated software	Purchased software	Other machines and equipment	Projects in progress	31.12.17	31.12.16
Historical cost
Balance at the beginning of the year	7,732	3,440	1,512	3,037	408	853	1,123	18,106	17,823
Additions	44	15	101	1	43	13	1,291	1,508	1,770
Disposals / write-offs[1]	(672)	(303)	(645)	(355)	(174)	(59)	(32)	(2,239)	(1,102)
Reclassifications	(17)	117	46	1,196	(5)	22	(1,406)	(46)[6]	(214)
Foreign currency translation	(2)	(43)	3	(12)	1	(15)	(1)	(70)	(171)
Balance at the end of the year	7,085	3,226	1,018	3,867	272	815	975	17,259	18,106
Accumulated depreciation
Balance at the beginning of the year	4,300	2,124	1,021	1,542	233	589	0	9,809	10,140
Depreciation	153	191	133	328	48	59	0	912	954
Impairment[2]	(2)	8	2	6	1	1	0	15	26
Disposals / write-offs[1]	(373)	(298)	(432)	(155)	(100)	(55)	0	(1,413)	(1,090)
Reclassifications	(9)	4	0	0	(1)	0	0	(7)[6]	(147)
Foreign currency translation	(2)	(36)	5	(3)	3	(10)	0	(43)	(74)
Balance at the end of the year	4,066	1,993	729	1,719	183	583	0	9,274	9,809

Net book value
Net book value at the beginning of the year	3,432	1,316	492	1,495	175	264	1,123	8,297	7,683
Net book value at the end of the year[3,4]	3,019	1,233	289	2,148	89	232	975[5]	7,985	8,297
1 Mainly comprises CHF 819 million of assets on a net book value basis relating to the transfer of shared services functions from UBS AG to UBS Business Solutions AG. Refer to Note 30 for more information. Also includes write-offs of fully depreciated assets. 2 Impairment charges recorded in 2017 relate to assets for which the recoverable amount was determined based on value-in-use. Recoverable amounts for these impaired assets were not material as of 31 December 2017. 3 As of 31 December 2017, contractual commitments to purchase property in the future amounted to approximately CHF 0.3 billion (31 December 2016: approximately CHF 0.3 billion). 4 Includes CHF 22 million related to leased assets, mainly IT hardware and communication. 5 Consists of CHF 754 million related to Internally generated software, CHF 188 million related to Own-used properties and CHF 33 million related to Leasehold improvements. 6 Reflects reclassifications to Properties held for sale (CHF 40 million on a net basis) of properties sold in 2017.